Document and Entity Information	9 Months Ended
Sep. 30, 2017 shares
Document And Entity Information
Entity Registrant Name	ATI NATIONWIDE HOLDING CORP.
Entity Central Index Key	0001591387
Document Type	10-12G/A
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	223,364,475
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2017